Other financial Liabilities (Details) € in Thousands, $ in Thousands	Sep. 08, 2016 EUR (€) installment agreement	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Categories of financial liabilities [abstract]
Non-Current			$ 32,788		$ 49,011
Current			52,524		88,420
Total			85,312		137,431
Financial Loans With Governments Agencies [Member]
Categories of financial liabilities [abstract]
Non-Current			9,325		10,971
Current			52,524		88,420
Total			61,849		99,391
Financial Loans With Governments Agencies [Abstract]
Interest rate (as a percent)	2.29%
Amortized cost		€ 44,706	51,189	€ 72,517	86,969
Loan Number 1 [Member]
Financial Loans With Governments Agencies [Abstract]
Loans received | €	€ 44,999
Number of loan installments | installment	7
Borrowings Term	10 years
Grace period at start of loan	3 years
Loan Number 2 [Member]
Financial Loans With Governments Agencies [Abstract]
Loans received | €	€ 26,909
Derivatives [member]
Categories of financial liabilities [abstract]
Non-Current			23,463		38,040
Total			$ 23,463		$ 38,040
FerroAtlantica De Venezuela SA | Financial Loans With Governments Agencies [Member]
Financial Loans With Governments Agencies [Abstract]
Number of loan agreements | agreement	2